Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	989,420,411.50	39,403
Yield Supplement Overcollateralization Amount 06/30/25	59,970,164.43	0
Receivables Balance 06/30/25	1,049,390,575.93	39,403
Principal Payments	41,302,786.93	954
Defaulted Receivables	1,750,518.26	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	56,779,350.65	0
Pool Balance at 07/31/25	949,557,920.09	38,403

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.07%
Prepayment ABS Speed	1.97%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	10,745,315.43	335
Past Due 61-90 days	2,711,174.21	84
Past Due 91-120 days	362,771.45	19
Past Due 121+ days	0.00	0
Total	13,819,261.09	438

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	1,114,607.95
Aggregate Net Losses/(Gains) - July 2025	635,910.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.73%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	1.09%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.24%

Overcollateralization Target Amount	8,546,021.28
Actual Overcollateralization	8,546,021.28
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.51%
Weighted Average Remaining Term	55.47

Flow of Funds	$ Amount
Collections	48,147,334.32
Investment Earnings on Cash Accounts	28,223.76
Servicing Fee	(874,492.15)
Transfer to Collection Account	-
Available Funds	47,301,065.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,604,414.57
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	12,577,707.71
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,546,021.28
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,958,117.87

Total Distributions of Available Funds	47,301,065.93

Servicing Fee	874,492.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	980,515,627.80
Principal Paid	39,503,728.99
Note Balance @ 08/15/25	941,011,898.81

Class A-1
Note Balance @ 07/15/25	0.00
Principal Paid	0.00
Note Balance @ 08/15/25	0.00
Note Factor @ 08/15/25	0.0000000%

Class A-2a
Note Balance @ 07/15/25	307,218,241.06
Principal Paid	29,151,598.75
Note Balance @ 08/15/25	278,066,642.31
Note Factor @ 08/15/25	89.7684150%

Class A-2b
Note Balance @ 07/15/25	109,097,386.74
Principal Paid	10,352,130.24
Note Balance @ 08/15/25	98,745,256.50
Note Factor @ 08/15/25	89.7684150%

Class A-3
Note Balance @ 07/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	419,760,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-4
Note Balance @ 07/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	89,300,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	36,760,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	18,380,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,839,219.07
Total Principal Paid	39,503,728.99
Total Paid	43,342,948.06

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	1,149,508.25
Principal Paid	29,151,598.75
Total Paid to A-2a Holders	30,301,107.00

Class A-2b
SOFR Rate	4.33962%
Coupon	4.66962%
Interest Paid	438,687.32
Principal Paid	10,352,130.24
Total Paid to A-2b Holders	10,790,817.56

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1331356
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.2384679
Total Distribution Amount	35.3716035

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.7109641
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	94.1102749
Total A-2a Distribution Amount	97.8212390

A-2b Interest Distribution Amount	3.9880665
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	94.1102749
Total A-2b Distribution Amount	98.0983414

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	318.39
Noteholders' Third Priority Principal Distributable Amount	465.27
Noteholders' Principal Distributable Amount	216.34

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	3,063,404.27
Investment Earnings	11,063.41
Investment Earnings Paid	(11,063.41)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27